Deferred income tax and social contribution	12 Months Ended
Dec. 31, 2021
Deferred Income Tax And Social Contribution
Deferred income tax and social contribution

10.	Deferred income tax and social contribution

Deferred income tax and social contribution are recognized regarding the (1) accumulated tax losses and negative bases of social contribution and (2) temporary differences arising from differences between the tax basis of assets and liabilities and their book values in the financial statements. Deferred income tax is determined using the tax rates (and tax laws) enacted, or substantially enacted, up to the balance sheet date. Subsequent changes in tax rates or tax legislation may modify the deferred tax credit and debit balances.

Deferred tax assets on income tax and social contribution are recognized only in the event of a profitable track record and/or when the annual forecasts prepared by the Company, examined by the Tax Council and Statutory Audit Committee and approved by other Management bodies, indicate the likelihood of the future realization of those tax credits.

The balances of deferred income tax assets and liabilities are presented at net value in balance sheet when there is the legal right and the intention of offsetting them upon calculation of current taxes, in general related to the same legal entity and the same tax authority. Thus, deferred tax assets and liabilities belonging to different entities are in general shown separately, not at their net amounts.

On December 31, 2021 and 2020, the rates in force were 25% for income tax and 9% for social contribution. In addition, there is no statute of limitation in regard to the income tax and social contribution carried forward losses, which it can be offset by up to 30% of the taxable profit reached at each fiscal year, according to the current tax legislation.

The amounts recorded are as follows:

	2021	2020
Tax loss and negative basis of social contribution	219,876	475,128
Temporary differences:
Provision for legal and administrative proceedings	330,627	303,948
Losses on doubtful accounts receivable	257,529	224,459
Adjustments to present value – 3G license	3,298	5,240
Lease of LT Amazonas infrastructure	32,377	29,971
Employee profit sharing	40,177	36,915
Taxes with enforceability suspended (i)	437,950	258,246
Amortized Goodwill – TIM Fiber (ii)	(34,560)	(370,494)
Derivative financial instruments	(143,948)	(154,718)
Capitalized interest on 4G authorization	(233,433)	(262,608)
Deemed costs – TIM S.A	(42,617)	(53,792)
Adjustments to lease agreements	369,521	303,833
Accelerated depreciation (iii)	(466,863)	(266,464)
Fair value adjustment I–Systems (former FiberCo) (iv)	(249,477)	-
Other	16,431	20,982
	536,888	550,646
Deferred active tax portion	536,888	550,646

(i)	Mainly represented by the Fistel fee for the financial years 2020 and 2021. The Operating Inspection Fee (TFF) for the years 2020 and 2021 had its payments suspended by virtue of an injunction and, therefore, still do not have a specific date for payment. See note 21 for details.
(ii)	Represented by the goodwill on the business combination of companies TIM Fiber RJ and SP acquired by TIM in 2012, partially realized in November 2021 once this transaction is completed.
(iii)	As of the 1Q20, TIM S.A. excludes the portion of acceleration of depreciation of movable assets belonging to property, plant and equipment from the calculation basis of the IRPJ and CSLL, due to their uninterrupted use in three operating shifts, supported by technical expert report, as provided for in Article 323 of the RIR/2018, or by the adequacy to the tax depreciation provided for in IN 1700/2017. Such tax adjustment generated a deferred liability of R$ 467 million until December 31, 2021 (R$ 266.5 million up to December 31, 2020) and applied as of January 1, 2020.
(iv)

Refers to deferred charges on the fair value of the non-majority interest calculated in the sale transaction described in Note 1 that took place in November 2021 between TIM S.A. and IHS Fiber Brasil - Cessão de Infraestruturas Ltda.

Expectation of recovery of tax credits

The estimates of recoverability of tax credits were calculated taking into consideration financial and business assumptions available on December 31, 2021.

Based on these projections, the company has the following expectation of recovery of credits:

Deferred income tax and social contribution	Tax losses and negative basis
2022	103,847
2023	79,581
2024	36,448
2025	-
Total	219,876

The company based on a history of profitability and based on projections of future taxable results, constitutes deferred income tax credits and social contribution on all of its tax losses, negative social contribution basis and temporary differences.

The Company used credits from tax losses and the negative basis of social contribution in the amount of R$ 255,252 during the year up to December 31, 2021 (R$ 325,583 on December 31, 2020, including tax losses).